UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2015

WESTERN ASSET

SHORT DURATION

MUNICIPAL INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate high current income exempt from regular federal income tax* while preserving capital.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Municipal Income Fund for the six-month reporting period ended April 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 1, 2015

II	Western Asset Short Duration Municipal Income Fund

Investment commentary

Economic review

After initially expanding, the U.S. economy contracted during the six months ended April 30, 2015 (the “reporting period”). The U.S. Department of Commerce reported that third quarter 2014 U.S. gross domestic product (“GDP”)i growth was 5.0%, its strongest reading since the third quarter of 2003. However, fourth quarter 2014 GDP growth slowed to a modest 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investment. After the reporting period ended, the U.S. Department of Commerce reported that its second estimate for first quarter 2015 GDP was -0.7%. This downturn was attributed to a number of factors, including negative contributions from exports, nonresidential fixed investment, and state and local government spending.

Activity in the U.S. manufacturing sector also moderated during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 57.6 in November 2014, the PMI generally decelerated over much of the reporting period and the PMI was 51.5 in April 2015.

The labor market was largely a tailwind for the economy during the reporting period. When the period began, unemployment was 5.8%, as reported by the U.S. Department of Labor. Unemployment generally declined during the reporting period and was 5.4% in April 2015, its lowest level since May 2008.

Western Asset Short Duration Municipal Income Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors…The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. Did Treasury yields trend higher or lower during the six months ended April 30, 2015?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.50%. It was as high as 0.73% towards the end of December 2014 and again on March 6, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.58%. The yield on the ten-year Treasury began the period at 2.35% and its peak of 2.39% occurred on November 6, 2014. The yield on the ten-year Treasury was as low as 1.68% in late January/early February 2015 and concluded the period at 2.05%.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market lagged its taxable bond counterpart during the six months ended April 30, 2015, as the Barclays Municipal Bond Indexv and the Barclays U.S. Aggregate Indexvi gained 1.17% and 2.06%, respectively. The overall municipal market was supported by overall positive investor demand, largely improving fundamentals and declining longer-term rates. Its underperformance versus the taxable bond market was partially due to an increase in new issuance thus far in 2015.

Performance review

For the six months ended April 30, 2015, Class A shares of Western Asset Short Duration Municipal Income Fund, excluding sales charges, returned -0.03%. The Fund’s unmanaged benchmark, the Barclays Three-Year Municipal Bond Indexvii, returned 0.13% for the same period. The Lipper Short Municipal Debt Funds Category Average1 returned 0.03% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 101 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Western Asset Short Duration Municipal Income Fund

Performance Snapshot as of April 30, 2015 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration Municipal Income Fund:
Class A	-0.03%
Class C	-0.21%
Class I	0.01%
Barclays Three-Year Municipal Bond Index	0.13%
Lipper Short Municipal Debt Funds Category Average[1]	0.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended April 30, 2015 for Class A, Class C and Class I shares were 0.80%, 0.46% and 0.90%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Performance of Class A2 shares is not shown because the inception date for this share class was February 27, 2015.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2015, the gross total annual operating expense ratios for Class A, Class C and Class I shares were 0.66%, 1.02% and 0.59%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 1, 2015

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Although

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 101 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Short Duration Municipal Income Fund	V

Investment commentary (cont’d)

the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]i

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Barclays Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

VI	Western Asset Short Duration Municipal Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2015 and October 31, 2014. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2014 and held for the six months ended April 30, 2015, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.03%	$1,000.00	$999.70	0.65%	$3.22	[3]	Class A	5.00%	$1,000.00	$1,021.57	0.65%	$3.26
Class A2[4]	-0.01	1,000.00	999.90	0.63	1.04	[5]	Class A2	5.00	1,000.00	1,021.67	0.63	3.16
Class C	-0.21	1,000.00	997.90	1.01	5.00	[3]	Class C	5.00	1,000.00	1,019.79	1.01	5.06
Class I	0.01	1,000.00	1,000.10	0.56	2.78	[3]	Class I	5.00	1,000.00	1,022.02	0.56	2.81

2	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

[1]	For the six months ended April 30, 2015, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares and Class A2 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]	For the period February 27, 2015 (inception date) to April 30, 2015.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), then divided by 365.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — April 30, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

Benchmark	— Barclays Three-Year Municipal Bond Index
WA Short Duration	— Western Asset Short Duration Municipal Income Fund

4	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — April 30, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected sectors benchmark as of the end of the reporting period.

Benchmark	— Barclays Three-Year Municipal Bond Index
WA Short Duration	— Western Asset Short Duration Municipal Income Fund

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited)

April 30, 2015

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.8%
Alabama — 0.9%
Fairfield, AL, IDB, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	6/1/15	$11,855,000	$11,890,328
Jefferson County, AL, Sewer Revenue:
Subordinated Lien	5.000%	10/1/15	500,000	507,020
Subordinated Lien	5.000%	10/1/16	1,000,000	1,047,050
Subordinated Lien	5.000%	10/1/17	2,250,000	2,419,267
Subordinated Lien	5.000%	10/1/18	2,000,000	2,191,000
Total Alabama				18,054,665
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	719,010
State Capital Project II	5.000%	12/1/18	500,000	565,115
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	11,015,000
Total Alaska				12,299,125
Arizona — 0.7%
Glendale, AZ, GO, AGM	4.000%	7/1/19	1,640,000	1,788,617
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,401,608
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,245,200
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	4,670,000	5,378,999
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,581,025	(a)(b)(c)
Total Arizona				14,395,449
Arkansas — 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/17	1,140,000	1,206,451
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,072,590
Total Arkansas				2,279,041
California — 7.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Episcopal Senior Communities	3.000%	7/1/16	800,000	817,680
Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,676,600
Bay Area, CA, Toll Authority, Toll Bridge Revenue	1.500%	4/2/18	5,000,000	5,056,850	(a)(b)
Bay Area, CA, Toll Authority, Toll Bridge Revenue	1.875%	4/1/19	3,850,000	3,909,290	(a)(b)
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	0.810%	10/1/19	5,250,000	5,334,157	(a)(b)

See Notes to Financial Statements.

6	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	$7,000,000	$7,000,000
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community —Paradise Valley Estates Project	4.000%	1/1/16	1,040,000	1,065,106
Northern California Retired Officers Community —Paradise Valley Estates Project	3.000%	1/1/17	480,000	498,787
Northern California Retired Officers Community —Paradise Valley Estates Project	4.000%	1/1/18	1,290,000	1,389,395
California State MFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.550%	2/1/19	3,100,000	3,104,123
California State Public Works Board, Lease Revenue:
Department of Corrections & Rehabilitation	3.000%	9/1/17	750,000	788,595
Department of Corrections & Rehabilitation	5.000%	9/1/17	600,000	658,440
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,093,310
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,125,820
Judicial Council Project	3.000%	3/1/18	3,355,000	3,540,263
California State, GO	0.630%	12/1/16	10,000,000	10,015,900	(a)(b)
California State, GO	4.000%	9/1/17	1,500,000	1,613,085
California State, GO	4.000%	12/1/17	20,000,000	21,261,400	(a)(b)
California State, GO, Various Purpose	5.000%	10/1/18	10,000,000	11,317,900
California Statewide CDA Revenue, Kaiser Permanente	5.000%	5/1/17	6,565,000	7,126,932	(a)(b)
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/15	750,000	755,528
Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,051,300
Contra Costa, CA, Water District Revenue	4.000%	10/1/16	4,750,000	4,989,400
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	9,579,690
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	1,085,000	1,093,387
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,531,705
Lee Lake, CA, PFA Revenue	4.000%	9/1/16	1,530,000	1,583,749
Lee Lake, CA, PFA Revenue	4.000%	9/1/18	1,500,000	1,623,090
Los Angeles, CA, Department of Airports Revenue, Ontario International, NATL	5.000%	5/15/18	1,400,000	1,459,766	(c)
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/16	1,930,000	1,998,071
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	3,802,092

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Port of Oakland, CA	5.000%	5/1/16	$2,500,000	$2,613,650	(c)
Port of Oakland, CA	5.000%	5/1/17	2,250,000	2,431,440	(c)
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area	4.000%	9/1/17	925,000	996,521
Rancho Redevelopment Project Area	5.000%	9/1/18	750,000	847,253
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/15	1,575,000	1,588,324
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,676,285
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,437,267
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/15	875,000	881,449
Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,051,300
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/15	4,300,000	4,300,000
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	3,020,000	3,091,393	(d)
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	1,870,000	1,914,020
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	7,650,000	8,451,949
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation	4.000%	9/1/18	650,000	707,759
Total California				149,850,021
Colorado — 2.0%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	7/1/15	2,365,000	2,383,092
Catholic Health Initiatives	1.875%	11/6/19	4,095,000	4,109,988	(a)(b)
Catholic Health Initiatives	5.000%	2/1/21	1,945,000	2,270,146
Catholic Health Initiatives	5.000%	7/1/21	6,225,000	7,045,704
Catholic Health Initiatives	5.000%	2/1/25	2,590,000	2,957,883
Denver, CO, City & County Airport Revenue	5.000%	11/15/16	6,800,000	7,244,140	(c)
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/16	1,850,000	1,962,443
Stapleton	5.000%	12/1/17	4,000,000	4,360,400
Stapleton	5.000%	12/1/18	5,265,000	5,854,943
Plaza, CO, Metropolitan District #1 Revenue	4.000%	12/1/16	1,000,000	1,033,940
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,072,750
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,102,810
Total Colorado				41,398,239

See Notes to Financial Statements.

8	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — 2.9%
Bridgeport, CT, GO	5.000%	8/15/15	$3,950,000	$4,002,258
Bridgeport, CT, GO	5.000%	8/15/16	1,575,000	1,662,444
Bridgeport, CT, GO	5.000%	8/15/17	1,660,000	1,805,217
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,934,045
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/17	1,260,000	1,386,857
Yale University	0.800%	7/26/17	10,000,000	9,980,200	(a)(b)
Connecticut State, GO	0.510%	9/15/16	2,000,000	2,003,640	(a)
Connecticut State, GO	0.790%	4/15/17	4,000,000	4,031,080	(a)
Connecticut State, GO	0.600%	9/15/17	5,000,000	5,022,650	(a)
Connecticut State, GO:
GAAP Conversion	5.000%	10/15/19	8,900,000	10,242,654
SIFMA Index	0.500%	3/1/18	2,500,000	2,492,675	(a)
SIFMA Index	1.000%	5/15/18	5,490,000	5,544,900	(a)
SIFMA Index	0.710%	3/1/20	4,375,000	4,383,269	(a)
Connecticut State, Resources Recovery Authority Revenue, Covanta Southeastern Connecticut Co.	4.000%	11/15/15	2,635,000	2,682,140	(c)
West Haven, CT, GO:
AGM	5.000%	8/1/16	1,095,000	1,149,334
NATL	5.000%	7/1/15	2,480,000	2,498,327
Total Connecticut				60,821,690
District of Columbia — 0.5%
District of Columbia Income Tax Secured Revenue, SIFMA	0.380%	12/1/17	4,500,000	4,500,450	(a)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/15	2,000,000	2,037,400	(c)
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,088,950	(c)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/18	3,000,000	3,358,980	(c)
Total District of Columbia				10,985,780
Florida — 5.3%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,136,040
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,297,446
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/15	10,040,000	10,079,959
Senior Secured High Risk Notes	5.000%	6/1/15	5,865,000	5,888,343
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/16	1,075,000	1,109,131

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	$1,000,000	$1,057,400
Escambia County, FL, PCR Revenue, Gulf Power Co. Project	1.550%	6/15/16	4,250,000	4,287,060	(a)(b)
Florida State Board of Education, Lottery Revenue	5.000%	7/1/15	5,380,000	5,423,632
Halifax, FL, Hospital Medical Center Revenue	3.000%	6/1/17	850,000	884,417
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,093,850
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,123,260
Lee County, FL, Transportation Facilities Revenue, AGM	5.000%	10/1/17	1,500,000	1,649,415
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,241,812
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/15	4,025,000	4,084,489	(c)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/16	2,600,000	2,753,816	(c)
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,074,100	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	1,270,000	1,384,897
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,678,440
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/20	3,250,000	3,784,170
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/15	2,120,000	2,129,095
Miami-Dade County, FL, School Board, COP	4.000%	4/1/16	1,645,000	1,696,949
Miami-Dade County, FL, School Board, COP	5.000%	8/1/16	25,000,000	26,083,000	(a)(b)
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	2,000,000	2,180,860
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	15,526,903
Saint Johns County, FL, School Board, COP	5.000%	7/1/21	1,500,000	1,766,985
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/15	1,390,000	1,390,000
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,470,000	1,497,077
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,535,000	1,565,424
Total Florida				109,867,970
Georgia — 4.6%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	1,010,000	1,122,039
Burke County, GA, Development Authority Revenue:
Georgia Power Co. Plant Vogtle Project	1.375%	4/4/17	2,400,000	2,407,008	(a)(b)
Georgia Transmission Corp. Vogtle Project	1.300%	5/3/18	25,000,000	25,000,000	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	12,000,000	12,166,920	(a)(b)

See Notes to Financial Statements.

10	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Burke County, GA, Development Authority, PCR Revenue:
Georgia Power Co. Plant Vogtle Project	1.550%	6/21/16	$15,000,000	$15,104,100	(a)(b)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	19,700,000	19,912,516	(a)(b)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Second Indenture	0.360%	7/1/17	5,000,000	4,985,800	(a)(b)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co.	1.700%	6/21/17	2,500,000	2,547,375	(a)(b)
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,719,960	(a)(b)
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,395,238
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	3,018,372
Total Georgia				95,379,328
Hawaii — 0.2%
Hawaii State Airports System Revenue	4.000%	7/1/16	2,500,000	2,600,675	(c)
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,380,470
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	435,400
Total Hawaii				4,416,545
Illinois — 6.4%
Chicago, IL Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,277,018
Chicago, IL, Board of Education, GO, Capital Appreciation, School Reform, NATL	0.000%	12/1/16	2,375,000	2,293,609
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/16	3,390,000	3,491,530	(c)
General, Senior Lien	4.000%	1/1/19	20,000,000	21,697,400	(c)
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	1,150,000	1,214,987
Harbor Facilities	5.000%	1/1/19	1,000,000	1,101,130
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,212,732
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/18	1,500,000	1,623,885
Granite City, IL, Revenue, Waste Management Inc. Project	0.750%	5/1/27	5,000,000	5,000,000	(a)(b)(c)
Illinois Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke Co.	2.625%	8/1/15	6,000,000	6,030,060	(a)(b)
Illinois State EFA Revenue, University of Chicago	1.550%	2/13/20	2,500,000	2,481,725	(a)(b)
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	4,300,000	4,666,360	(a)(b)
Illinois State Municipal Electric Agency Power Supply Revenue	5.000%	2/1/18	2,000,000	2,208,120
Illinois State Toll Highway Authority Revenue	5.000%	12/1/19	1,950,000	2,247,687

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	$6,100,000	$6,547,069
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,293,160
Illinois State, GO	4.000%	7/1/15	6,965,000	7,004,700
Illinois State, GO	5.000%	8/1/15	2,590,000	2,617,843
Illinois State, GO	3.000%	2/1/16	6,000,000	6,098,820
Illinois State, GO	5.000%	5/1/16	1,500,000	1,561,620
Illinois State, GO	5.000%	4/1/17	3,750,000	4,007,325
Illinois State, GO	5.000%	8/1/17	7,000,000	7,538,860
Illinois State, GO	4.000%	7/1/18	9,460,000	10,023,627
Illinois State, GO	5.000%	7/1/19	8,750,000	9,680,912
Illinois State, GO, AGM	5.000%	6/1/16	1,520,000	1,586,348
McHenry County, IL, Debt Certificates	3.000%	12/30/16	2,000,000	2,080,840
Regional Transportation, IL, Authority Revenue, NATL	6.250%	7/1/20	9,920,000	12,144,163
Total Illinois				132,731,530
Indiana — 3.1%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	10,697,144
Indiana State Finance Authority, Hospital Revenue:
Methodist Hospitals Inc.	5.000%	9/15/16	500,000	529,565
Methodist Hospitals Inc.	5.000%	9/15/17	250,000	273,767
Methodist Hospitals Inc.	5.000%	9/15/19	300,000	341,709
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	4.000%	6/1/16	19,280,000	20,002,807	(a)(b)
Ascension Health Credit Group	4.000%	6/1/16	1,720,000	1,788,078	(a)(b)(e)
Ascension Health Credit Group	5.000%	7/28/16	3,905,000	4,120,790	(a)(b)
Ascension Health Credit Group	5.000%	7/28/16	95,000	100,419	(a)(b)(e)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project, BP PLC	0.830%	12/2/19	20,000,000	19,922,600	(a)(b)(c)
BP Products North America Inc., BP PLC	1.850%	10/1/19	6,000,000	6,030,360	(a)(b)
Total Indiana				63,807,239
Iowa — 1.4%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project	5.000%	12/1/19	26,920,000	29,167,820

See Notes to Financial Statements.

12	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Kansas — 0.2%
Kansas State Department of Transportation Highway Revenue:
LIBOR Index	0.440%	9/1/18	$2,000,000	$1,995,100	(a)
LIBOR Index	0.520%	9/1/19	2,000,000	1,994,740	(a)
Total Kansas				3,989,840
Kentucky — 1.6%
Kentucky Public Transportation Infrastructure Authority Toll Revenue, BAN, Downtown Crossing Project	5.000%	7/1/17	10,000,000	10,853,000
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	4,975,000	5,076,390
Trimble County, KY, PCR	1.350%	5/1/18	14,000,000	13,979,560	(a)(b)(c)
Trimble County, KY, PCR, Louisville Gas & Electric Co., Remarketed 12/15/14	1.050%	3/1/18	3,000,000	2,983,380	(a)(b)
Total Kentucky				32,892,330
Louisiana — 0.0%
Bossier City, LA, Utilities Revenue	2.000%	10/1/16	500,000	510,280
Louisiana Stadium & Exposition District	5.000%	7/1/18	350,000	391,059
Total Louisiana				901,339
Maryland — 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,123,261	(c)
Massachusetts — 3.0%
Lawrence, MA, GO, BAN	1.000%	9/1/15	5,800,000	5,814,268
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	4/1/16	970,000	990,302
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,056,455
Boston University	0.660%	3/30/17	7,000,000	7,004,340	(a)(b)
Partners Healthcare System Inc.	0.630%	1/30/18	8,935,000	8,953,496	(a)(b)
Massachusetts State HEFA Revenue, Amherst College	0.800%	12/1/17	6,500,000	6,468,670	(a)(b)
Massachusetts State Port Authority Revenue	5.000%	7/1/15	4,010,000	4,040,235	(c)
Massachusetts State, GO:
Consolidated Loan	0.420%	1/1/17	26,500,000	26,518,020	(a)
Consolidated Loan	0.510%	1/1/18	800,000	800,000	(a)
Total Massachusetts				61,645,786
Michigan — 5.8%
Detroit, MI, City School District, GO:
School Building & Site Improvement, Q-SBLF	5.000%	5/1/15	1,275,000	1,275,000
School Building & Site Improvement, Q-SBLF	5.000%	5/1/16	2,000,000	2,082,360
School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,690,775

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Building Authority Revenue, Facilities Program	4.000%	10/15/15	$2,030,000	$2,064,530
Michigan State Finance Authority Revenue	5.000%	10/1/20	1,215,000	1,396,181
Michigan State Finance Authority Revenue	5.000%	10/1/21	1,300,000	1,514,071
Michigan State Finance Authority Revenue:
Detroit School District	2.850%	8/20/15	5,100,000	5,120,604
Detroit School District	5.000%	6/1/16	23,000,000	23,449,190
Detroit School District, Q-SBLF	5.000%	5/1/18	3,410,000	3,762,833
Hospital Oakwood Obligated Group	3.000%	11/1/15	3,795,000	3,845,208
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,351,014
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	5,009,354
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	8,027,390
Michigan State Hospital Finance Authority Revenue, Ascension Health	1.400%	6/29/18	6,220,000	6,283,382	(a)(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	20,000,000	20,345,600	(a)(b)
River Rouge, MI, School District, GO	5.000%	5/1/16	1,160,000	1,211,075
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,793,520
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/15	27,680,000	28,381,134	(c)
Total Michigan				120,603,221
Mississippi — 0.3%
Mississippi State Business Finance Corp., Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.000%	7/1/17	4,000,000	3,983,880
Waste Management Inc. Project	1.125%	9/1/17	1,250,000	1,253,150	(a)(b)
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,127,540
Total Mississippi				6,364,570
Missouri — 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,529,540
Nebraska — 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/18	4,050,000	4,489,546
New Hampshire — 0.3%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	5,143,650	(a)(b)(c)

See Notes to Financial Statements.

14	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 10.1%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/18	$1,000,000	$1,099,550
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/20	1,000,000	1,107,990
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,828,470
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,087,010
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/13/15	1,696,000	1,696,407
Lenape, NJ, Regioinal High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,079,390
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,062,110
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,074,780
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,118,620
Rutgers University	5.000%	6/15/19	1,380,000	1,583,743
New Jersey State EDA Revenue	5.000%	6/15/16	5,000,000	5,234,100
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,447,720
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	4,665,000	4,927,966	(c)
School Facilities	5.000%	9/1/15	3,000,000	3,047,250	(d)
School Facilities	5.000%	9/1/16	4,605,000	4,822,586
School Facilities Construction	1.810%	2/1/16	3,000,000	3,006,990	(a)
School Facilities Construction	2.500%	6/15/16	6,495,000	6,575,603
School Facilities Construction	0.810%	2/1/17	10,000,000	9,902,800	(a)
School Facilities Construction	5.000%	6/15/18	2,500,000	2,716,400
School Facilities Construction	5.000%	3/1/19	10,300,000	11,232,768
School Facilities Construction, SIFMA	1.010%	2/1/17	4,125,000	4,102,766	(a)
New Jersey State EFA Revenue, Rider University	5.000%	7/1/17	1,000,000	1,072,180
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	4,500,000	4,617,900
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	5.000%	12/1/16	1,000,000	1,064,020	(c)
Senior	4.000%	12/1/17	1,500,000	1,600,935	(c)
Senior	5.000%	12/1/18	3,000,000	3,318,600	(c)
Senior	3.000%	12/1/19	10,250,000	10,550,632	(c)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	4.000%	6/15/18	$5,875,000	$6,202,120
Transportation Program	1.280%	12/15/21	15,000,000	14,612,400	(a)(b)
Transportation Program, State Appropriations	5.000%	6/15/17	1,000,000	1,068,560
Transportation System	5.000%	12/15/18	8,300,000	9,090,243
Transportation System, AMBAC	5.250%	12/15/15	8,750,000	8,992,288
Transportation System, AMBAC	5.500%	12/15/15	3,260,000	3,355,225
Transportation System, XLCA	5.000%	12/15/16	1,825,000	1,934,409
New Jersey State Turnpike Authority Revenue	0.640%	1/1/16	32,700,000	32,716,677	(a)(b)
New Jersey State Turnpike Authority Revenue	0.542%	1/1/17	5,000,000	5,002,300	(a)(b)
New Jersey State Turnpike Authority Revenue	0.590%	1/1/17	5,150,000	5,154,120	(a)
New Jersey State Turnpike Authority Revenue	0.660%	1/1/18	3,000,000	2,999,160	(a)
New Jersey State Turnpike Authority Revenue	0.690%	1/1/18	5,000,000	5,004,250	(a)(b)
New Jersey State, GO	5.000%	8/15/15	3,870,000	3,918,452
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,392,920
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/16	650,000	673,868
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	817,315
Rutgers State University Revenue	4.000%	5/1/18	750,000	814,013
Trenton, NJ, GO	4.000%	7/15/18	1,895,000	2,044,667
Union County, NJ, GO:
School Board Reserve Fund	4.000%	3/1/18	975,000	1,051,372
School Board Reserve Fund	4.000%	3/1/18	25,000	27,096	(d)
School Board Reserve Fund	4.000%	3/1/19	1,465,000	1,605,113
School Board Reserve Fund	4.000%	3/1/19	35,000	38,636	(d)
Total New Jersey				208,494,490
New Mexico — 2.7%
Albuquerque, NM, Airport Revenue, AGM	5.000%	7/1/15	1,800,000	1,813,716	(c)
Farmington, NM, PCR, Southern California Edison Co.	1.875%	4/1/20	14,750,000	14,691,590	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue	0.870%	8/1/19	16,000,000	15,990,400	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, SPA-Royal Bank of Canada	5.000%	8/1/19	19,710,000	22,321,575	(a)(b)
Total New Mexico				54,817,281
New York — 6.6%
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	880,505

See Notes to Financial Statements.

16	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
YMCA of Greater New York Project	5.000%	8/1/17	$660,000	$713,090
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	3.750%	1/1/20	750,000	782,543	(c)(f)
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,136,130
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	661,524
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	719,154
Long Island, NY, Power Authority Revenue, General	5.250%	4/1/19	4,200,000	4,767,840
Monroe County, NY, GO	3.000%	6/1/16	7,075,000	7,266,945
Monroe County, NY, GO:
BAM	4.000%	6/1/19	5,165,000	5,643,227
BAM	5.000%	6/1/20	5,115,000	5,926,495
MTA, NY, Dedicated Tax Fund Revenue	0.690%	11/1/19	3,155,000	3,165,222	(a)(b)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	4.000%	7/1/15	480,000	482,218
South Nassau Communities Hospital	4.000%	7/1/16	1,280,000	1,321,293
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,397,935
Winthrop University Hospital Assistance Project	4.000%	7/1/16	1,000,000	1,041,580
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	764,227
New York City, NY, HDC Revenue	5.000%	7/1/16	2,650,000	2,787,535
New York City, NY, HDC Revenue	5.000%	7/1/17	4,375,000	4,757,987
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,626,967
New York City, NY, Industrial Development Agency, Airport Facilities Revenue:
Transportation Infrastructure Properties LLC	5.000%	7/1/15	2,000,000	2,012,240	(c)
Transportation Infrastructure Properties LLC	5.000%	7/1/16	2,545,000	2,649,320	(c)
New York City, NY, Trust for Cultural Resources Revenue, Juilliard School	2.100%	7/1/15	4,000,000	4,011,040	(a)(b)
New York State Dormitory Authority Revenues, Non-State Supported Debt:
Interagency Council Pooled Loan Program	4.000%	7/1/16	1,085,000	1,120,631
Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	3,056,955
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	40,005,000	45,440,079
New York State Thruway Authority, State Personal Income Tax Revenue:
Transportation	5.000%	3/15/17	1,250,000	1,350,663
Transportation	4.000%	3/15/18	1,000,000	1,087,060

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	3.000%	7/1/15	$1,115,000	$1,119,271
Mount St. Mary College	4.000%	7/1/16	1,020,000	1,055,302
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,123,186
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,187,389
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	2,140,000	2,122,752
Suffolk County, NY, GO, AGM	5.000%	10/1/18	1,000,000	1,128,570
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/21	7,500,000	8,150,925
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/22	7,700,000	8,358,273
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	6/15/18	1,500,000	1,578,315
Restructuring	5.000%	12/15/18	1,000,000	1,073,290
Total New York				135,467,678
North Carolina — 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	0.850%	12/1/17	4,625,000	4,620,329	(a)(b)
North Dakota — 0.1%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	3.500%	7/1/15	3,000,000	3,008,520	(a)(b)(c)
Ohio — 2.3%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/17	1,350,000	1,448,860
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,098,460
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,478,718
Lancaster, OH, Port Authority Gas Revenue	0.720%	2/1/19	2,000,000	1,996,760	(a)
Lancaster, OH, Port Authority Gas Revenue	0.740%	8/1/19	2,000,000	2,001,580	(a)
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	18,000,000	18,273,960	(a)(b)
U.S. Steel Corp. Project	5.375%	11/1/15	9,660,000	9,808,764
Ohio State Water Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	3,150,000	3,197,943	(a)(b)
Water Development, Fresh Water Revenue	5.000%	12/1/18	3,000,000	3,401,940
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation	5.000%	7/1/20	2,550,000	2,922,912
Total Ohio				46,629,897

See Notes to Financial Statements.

18	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — 0.3%
Oklahoma State Development Finance Authority:
St. John Health System Inc.	5.000%	2/15/16	$1,545,000	$1,600,373
St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,609,860
Oklahoma State Development Finance Authority Health System Revenue	4.000%	8/15/16	2,000,000	2,090,620
Oklahoma State Development Finance Authority Health System Revenue	5.000%	8/15/17	1,500,000	1,643,325
Total Oklahoma				6,944,178
Oregon — 0.9%
Gilliam County, OR, Solid Waste Disposal Revenue:
Waste Management Inc. Project	0.750%	5/2/16	4,325,000	4,325,000	(a)(b)(c)(f)
Waste Management Inc. Project	1.500%	10/1/18	3,000,000	2,998,980
Medford, OR, Hospital Facilities Authority Revenue:
Rogue Valley Manor	3.000%	10/1/16	1,025,000	1,050,922
Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,151,085
Oregon State Facilities Authority Revenue, Providence Health & Services	0.310%	9/30/16	6,250,000	6,250,812	(a)(b)
Oregon State Health & Science University Revenue	5.000%	7/1/16	1,000,000	1,052,500
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/18	1,000,000	1,112,770
Total Oregon				17,942,069
Pennsylvania — 8.6%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,101,310
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	562,580
Allegheny County, PA, Hospital Development Authority Revenue, University Pittsburgh Medical Center	5.000%	5/15/15	8,250,000	8,265,675
Beaver County, PA, IDA, Revenue:
FirstEnergy Generation Corp. Project	2.150%	3/1/17	11,200,000	11,304,048
FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	10,000,000	10,040,200	(a)(b)
Cambria County, PA, GO:
BAM	3.000%	8/1/15	1,000,000	1,005,930
BAM	4.000%	8/1/16	1,035,000	1,075,738
BAM	4.000%	8/1/17	1,120,000	1,189,821
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/16	1,215,000	1,246,335
Port District Project	5.000%	1/1/17	2,100,000	2,225,034
Port District Project	5.000%	1/1/18	1,235,000	1,361,378
Port District Project	5.000%	1/1/19	3,490,000	3,876,762

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/15	$500,000	$511,420	(c)
Amtrak Project	5.000%	11/1/16	325,000	345,712	(c)
Amtrak Project	5.000%	11/1/17	1,920,000	2,082,586	(c)
Amtrak Project	3.000%	11/1/18	750,000	771,825	(c)
PPL Energy Supply LLC	3.000%	9/1/15	20,250,000	20,352,870	(a)(b)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue:
Republic Services Inc.	0.400%	7/1/15	5,650,000	5,649,830	(a)(b)(c)
Waste Management Inc. Project	1.500%	5/1/18	2,000,000	2,000,000	(a)(b)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,391,530
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	7/1/21	7,500,000	8,261,250
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,365,480
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,211,215
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	746,221
Delaware Valley College of Science & Agriculture	3.000%	11/1/15	675,000	679,712
Delaware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,081,057
Shippensburg University Student Services Inc.	4.000%	10/1/16	300,000	306,294
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	274,415
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	583,262
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	1,000,000	1,008,820	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	631,181	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,011,590	(c)
Pennsylvania State IDA, Economic Development	5.000%	7/1/17	4,620,000	5,026,514
Pennsylvania State Public School Building Authority Palease Revenue:
Philadelphia School District	4.000%	6/1/18	2,160,000	2,327,616
Philadelphia School District	5.000%	6/1/19	1,500,000	1,688,265
Pennsylvania State Turnpike Commission Revenue	0.810%	12/1/19	10,000,000	9,983,800	(a)
Pennsylvania State Turnpike Commission Revenue	0.990%	12/1/20	13,000,000	13,146,380	(a)

See Notes to Financial Statements.

20	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Turnpike Commission Revenue:
SIFMA	0.680%	12/1/17	$14,000,000	$14,043,820	(a)
SIFMA	0.760%	12/1/18	9,750,000	9,804,990	(a)
Philadelphia, PA, Hospitals & Higher EFA Revenue:
Temple University Health System	5.000%	7/1/15	1,000,000	1,005,820
Temple University Health System	5.000%	7/1/16	1,000,000	1,038,990
Temple University Health System	5.000%	7/1/17	1,000,000	1,068,210
Philadelphia, PA, School District, GO	5.000%	9/1/17	4,750,000	5,167,810	(g)
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,654,995	(c)
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	5,040,000	5,285,146
AGM	5.000%	11/1/17	4,875,000	5,319,112
Total Pennsylvania				177,082,549
South Carolina — 1.0%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/18	1,000,000	1,127,240
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.000%	11/1/15	500,000	508,135
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	540,210
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,672,380
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	8,568,320
Santee Cooper Project	5.000%	12/1/17	8,000,000	8,823,440
Total South Carolina				21,239,725
Tennessee — 2.2%
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	25,000,000	25,693,250
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Baptist Memorial Health Care Obligated Group	5.000%	9/1/17	3,695,000	4,025,333
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,084,180
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	2/1/16	5,145,000	5,300,688
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,272,200
Total Tennessee				46,375,651
Texas — 11.7%
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/18	1,000,000	1,091,860
Senior Lien	5.000%	1/1/19	500,000	559,175
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,864,912

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/16	$1,000,000	$1,066,200
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,214,960
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,134,970
Gulf Coast, TX, Waste Disposal Authority, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,194,010
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System	0.660%	12/1/19	3,425,000	3,433,186	(a)(b)
Memorial Hermann Healthcare System	0.380%	6/1/15	1,700,000	1,700,187	(a)
Memorial Hermann Healthcare System	0.580%	6/1/17	3,600,000	3,612,528	(a)
Memorial Hermann Healthcare System	0.830%	6/1/20	1,065,000	1,071,624	(a)
Harris County, TX, Revenue:
Toll Road	0.610%	8/15/16	1,600,000	1,604,064	(a)
Toll Road	0.720%	8/15/16	10,000,000	10,019,900	(a)(b)
Toll Road	0.710%	8/15/17	5,500,000	5,524,640	(a)
Toll Road	0.860%	8/15/18	4,500,000	4,542,480	(a)
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	9,164,171	(c)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	10,888,900	(c)
Houston, TX, Airport System Revenue, United Airlines Inc., Terminal E Project	4.500%	7/1/20	8,150,000	8,649,595	(c)
Hurst-Euless-Bedford, TX, ISD, GO, Capital Appreciation, PSF-GTD	0.000%	8/15/16	3,000,000	2,982,450
Katy, TX, ISD, GO, PSFG	5.000%	8/15/17	3,475,000	3,797,932	(a)(b)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/15	2,000,000	2,041,900	(c)
Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,416,313	(c)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	15,000,000	15,288,150	(a)(b)
North Texas Tollway Authority Revenue:
First Tier	0.880%	1/1/19	11,000,000	11,003,630	(a)(b)
First Tier	0.750%	1/1/20	44,000,000	44,004,840	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	1,000,000	1,098,350
Texas A & M University Revenue:
Financing System	5.000%	5/15/17	1,625,000	1,766,814
Financing System	5.000%	5/15/18	1,000,000	1,119,000
Financing System	5.000%	5/15/19	2,250,000	2,580,412
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	29,990,000	32,197,264

See Notes to Financial Statements.

22	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/15	$2,700,000	$2,773,359
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/16	3,265,000	3,488,424
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,396,040
Texas State Public Finance Authority Revenue, Unemployment Compensation	5.000%	7/1/16	20,000,000	20,628,600	(e)
Texas State Transportation Commission Turnpike System Revenue	5.000%	4/1/20	7,500,000	8,637,150	(a)(b)
Texas State, GO, Transport Commission — Mobility Fund	0.460%	10/1/18	4,000,000	3,997,320	(a)(b)
Total Texas				241,555,310
Utah — 0.8%
Nebo, UT, School District, GO:
School Board Guaranty	2.000%	7/1/16	1,245,000	1,248,486
School Board Guaranty	2.000%	7/1/17	1,000,000	1,001,900
School Board Guaranty	2.000%	7/1/18	2,100,000	2,102,877
School Board Guaranty	2.000%	7/1/19	2,195,000	2,197,327
Utah County, UT, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	11/1/15	10,000,000	10,154,000
Total Utah				16,704,590
Virginia — 1.7%
Henrico County, VA, EDA Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/16	700,000	731,598
King George County, VA, IDA, Solid Waste Disposal Facility Revenue, Waste Management Inc.	6.000%	5/2/16	6,575,000	6,575,000	(a)(b)(c)(g)
Louisa, VA, IDA, PCR, Virginia Electric & Power Co.	0.700%	12/1/16	2,500,000	2,497,275	(a)(b)
Wise County, VA, IDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric & Power Co.	2.375%	11/1/15	20,000,000	20,194,000	(a)(b)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	5,850,000	5,976,945	(a)(b)
Total Virginia				35,974,818
Washington — 0.2%
Port of Seattle, WA, Revenue, Intermediate	5.000%	8/1/20	2,000,000	2,328,340	(c)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,268,312
Total Washington				3,596,652
West Virginia — 0.6%
West Virginia State University Revenue, West Virginia University Project	0.610%	10/1/19	7,000,000	7,015,750	(a)(b)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — continued
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	$6,000,000	$6,079,980	(a)(b)(c)
Total West Virginia				13,095,730
Wisconsin — 0.1%
Wisconsin State Transportation Revenue	4.000%	7/1/17	2,150,000	2,298,630
Total Investments before Short-Term Investments (Cost — $2,003,817,795)				2,022,985,622
Short-Term Investments — 2.5%
California — 0.3%
California State, GO:
LOC-Bank of Montreal	0.120%	5/1/33	1,200,000	1,200,000	(h)(i)
LOC-JPMorgan Chase	0.120%	5/1/40	3,100,000	3,100,000	(h)(i)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, LIQ-FNMA	0.130%	2/15/31	2,100,000	2,100,000	(c)(h)(i)
Total California				6,400,000
Indiana — 0.3%
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.130%	2/1/37	5,000,000	5,000,000	(h)(i)
Missouri — 0.0%
Missouri State HEFA Revenue, St. Louis University, SPA-U.S. Bank N.A.	0.120%	10/1/24	800,000	800,000	(h)(i)
New Hampshire — 0.0%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.220%	11/1/20	200,000	200,000	(c)(h)(i)
New York — 1.0%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.200%	11/1/26	12,000,000	12,000,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.200%	6/15/32	5,960,000	5,960,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/22	1,100,000	1,100,000	(h)(i)
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/23	1,500,000	1,500,000	(h)(i)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	900,000	900,000	(h)(i)
Total New York				21,460,000
Ohio — 0.1%
Montgomery County, OH, Revenue, Catholic Health Initiatives	0.140%	3/1/27	1,000,000	1,000,000	(h)(i)
Pennsylvania — 0.4%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, PNC Bank N.A.	0.450%	11/1/39	8,415,000	8,415,000	(h)(i)

See Notes to Financial Statements.

24	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — 0.1%
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.120%	8/1/37	$1,300,000	$1,300,000	(h)(i)
Washington — 0.3%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.130%	8/15/41	6,500,000	6,500,000	(h)(i)
Total Short-Term Investments (Cost — $51,075,000)				51,075,000
Total Investments — 100.3% (Cost — $2,054,892,795#)				2,074,060,622
Liabilities in Excess of Other Assets — (0.3)%				(6,937,813)
Total Net Assets — 100.0%				$2,067,122,809

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Maturity date shown represents the mandatory tender date.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Security is purchased on a when-issued basis.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GO	— General Obligation

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset Short Duration Municipal Income Fund

GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	6.0%
AA/Aa	29.5
A	47.9
BBB/Baa	6.3
BB/Ba	4.2
B/B	0.6
A-1/VMIG 1	2.5
NR***	3.0
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

26	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2015

Assets:
Investments, at value (Cost — $2,054,892,795)	$2,074,060,622
Cash	54,464
Interest receivable	20,415,202
Receivable for securities sold	12,896,940
Receivable for Fund shares sold	3,335,095
Prepaid expenses	122,699
Total Assets	2,110,885,022

Liabilities:
Payable for securities purchased	33,072,370
Payable for Fund shares repurchased	8,622,031
Investment management fee payable	788,669
Service and/or distribution fees payable	583,829
Distributions payable	111,782
Trustees’ fees payable	2,055
Accrued expenses	581,477
Total Liabilities	43,762,213
Total Net Assets	$2,067,122,809

Net Assets:
Par value (Note 7)	$4,023
Paid-in capital in excess of par value	2,058,868,644
Undistributed net investment income	49,612
Accumulated net realized loss on investments	(10,967,297)
Net unrealized appreciation on investments	19,167,827
Total Net Assets	$2,067,122,809

Shares Outstanding:
Class A	83,459,493
Class A2	111,251
Class C	246,647,507
Class I	72,111,095

Net Asset Value:
Class A (and redemption price)	$5.14
Class A2 (and redemption price)	$5.14
Class C (and redemption price)	$5.14
Class I (and redemption price)	$5.14
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.26
Class A2 (based on maximum initial sales charge of 2.25%)	$5.26

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	27

Statement of operations (unaudited)

For the Six Months Ended April 30, 2015

Investment Income:
Interest	$19,102,854

Expenses:
Investment management fee (Note 2)	4,888,525
Service and/or distribution fees (Notes 2 and 5)	3,609,311
Transfer agent fees (Note 5)	440,168
Fund accounting fees	82,239
Registration fees	61,479
Legal fees	56,551
Audit and tax fees	28,832
Shareholder reports	16,877
Insurance	16,574
Trustees’ fees	15,576
Custody fees	5,720
Miscellaneous expenses	5,917
Total Expenses	9,227,769
Net Investment Income	9,875,085

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(2,443,355)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(9,531,997)
Net Loss on Investments	(11,975,352)
Decrease in Net Assets from Operations	$(2,100,267)

See Notes to Financial Statements.

28	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2015 (unaudited) and the Year Ended October 31, 2014	2015	2014

Operations:
Net investment income	$9,875,085	$23,905,790
Net realized loss	(2,443,355)	(1,713,500)
Change in net unrealized appreciation (depreciation)	(9,531,997)	7,847,909
Increase (Decrease) in Net Assets from Operations	(2,100,267)	30,040,199

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(9,875,085)	(23,880,066)
Decrease in Net Assets from Distributions to Shareholders	(9,875,085)	(23,880,066)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	528,638,934	1,111,958,437
Reinvestment of distributions	9,157,527	22,138,561
Cost of shares repurchased	(628,596,645)	(1,203,981,478)
Decrease in Net Assets from Fund Share Transactions	(90,800,184)	(69,884,480)
Decrease in Net Assets	(102,775,536)	(63,724,347)

Net Assets:
Beginning of period	2,169,898,345	2,233,622,692
End of period*	$2,067,122,809	$2,169,898,345
*Includesundistributed net investment income of:	$49,612	$49,612

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	29

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2015[2]		2014	2013	2012	2011	2010

Net asset value, beginning of period	$5.17		$5.15	$5.20	$5.16	$5.16	$5.08

Income (loss) from operations:
Net investment income	0.03		0.07	0.06	0.08	0.10	0.09
Net realized and unrealized gain (loss)	(0.03)		0.02	(0.05)	0.04	(0.00) [3]	0.08
Total income from operations	0.00	[3]	0.09	0.01	0.12	0.10	0.17

Less distributions from:
Net investment income	(0.03)		(0.07)	(0.06)	(0.08)	(0.10)	(0.09)
Total distributions	(0.03)		(0.07)	(0.06)	(0.08)	(0.10)	(0.09)

Net asset value, end of period	$5.14		$5.17	$5.15	$5.20	$5.16	$5.16
Total return[4]	(0.03)%		1.72%	0.29%	2.35%	1.90%	3.31%

Net assets, end of period (000s)	$428,816		$436,079	$533,298	$508,851	$413,831	$352,911

Ratios to average net assets:
Gross expenses	0.65%[5]		0.66%	0.66%	0.65%	0.65%	0.66%
Net expenses[6,7]	0.65	[5]	0.66	0.66	0.65	0.65	0.66
Net investment income	1.11	[5]	1.33	1.25	1.55	1.89	1.69

Portfolio turnover rate	22%		23%	28%	10%	21%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

30	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2015[2]

Net asset value, beginning of period	$5.15

Income (loss) from operations:
Net investment income	0.01
Net realized and unrealized loss	(0.01)
Total income from operations	0.00 [3]

Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$5.14
Total return[4]	(0.01)%

Net assets, end of period (000s)	$572

Ratios to average net assets:
Gross expenses[5]	0.63%
Net expenses[5,6,7]	0.63
Net investment income[5]	1.13

Portfolio turnover rate	22%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 27, 2015 (inception date) to April 30, 2015 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	For the six months ended April 30, 2015.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$5.17	$5.15	$5.20	$5.16	$5.16	$5.08

Income (loss) from operations:
Net investment income	0.02	0.05	0.05	0.06	0.08	0.07
Net realized and unrealized gain (loss)	(0.03)	0.02	(0.05)	0.04	(0.00) [3]	0.08
Total income (loss) from operations	(0.01)	0.07	0.00 [3]	0.10	0.08	0.15

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.05)	(0.06)	(0.08)	(0.07)
Total distributions	(0.02)	(0.05)	(0.05)	(0.06)	(0.08)	(0.07)

Net asset value, end of period	$5.14	$5.17	$5.15	$5.20	$5.16	$5.16
Total return[4]	(0.21)%	1.36%	(0.07)%	1.99%	1.53%	2.94%

Net assets, end of period (000s)	$1,267,142	$1,331,042	$1,410,227	$1,456,232	$1,055,424	$1,173,874

Ratios to average net assets:
Gross expenses	1.01%[5]	1.02%	1.02%	1.01%	1.02%	1.01%
Net expenses[6,7]	1.01 [5]	1.02	1.02	1.01	1.02	1.01
Net investment income	0.75 [5]	0.97	0.89	1.18	1.52	1.33

Portfolio turnover rate	22%	23%	28%	10%	21%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

32	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2015[2]		2014	2013	2012	2011	2010

Net asset value, beginning of period	$5.17		$5.15	$5.20	$5.16	$5.16	$5.08

Income (loss) from operations:
Net investment income	0.03		0.07	0.07	0.09	0.10	0.09
Net realized and unrealized gain (loss)	(0.03)		0.02	(0.05)	0.04	(0.00) [3]	0.08
Total income from operations	0.00	[3]	0.09	0.02	0.13	0.10	0.17

Less distributions from:
Net investment income	(0.03)		(0.07)	(0.07)	(0.09)	(0.10)	(0.09)
Total distributions	(0.03)		(0.07)	(0.07)	(0.09)	(0.10)	(0.09)

Net asset value, end of period	$5.14		$5.17	$5.15	$5.20	$5.16	$5.16
Total return[4]	0.01%		1.79%	0.39%	2.50%	2.04%	3.47%

Net assets, end of period (000s)	$370,593		$402,777	$290,098	$241,180	$145,029	$137,323

Ratios to average net assets:
Gross expenses	0.56%[5]		0.59%	0.60%	0.51%	0.52%	0.51%
Net expenses[6,7]	0.56	[5]	0.59	0.56 [8]	0.51	0.52	0.51
Net investment income	1.19	[5]	1.39	1.35	1.68	2.02	1.84

Portfolio turnover rate	22%		23%	28%	10%	21%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

34	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$2,022,985,622	—	$2,022,985,622
Short-term investments†	—	51,075,000	—	51,075,000
Total investments	—	$2,074,060,622	—	$2,074,060,622

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

36	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C and Class I shares did not exceed 0.75%, 0.95%, 1.10% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A and Class A2 shares. Class C shares acquired in an exchange from another Legg Mason Partners Fund subject to a contingent deferred sales charge (“CDSC”), remain subject to the original fund’s CDSC while held in the Fund. In certain cases, Class A and Class A2 shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2015, LMIS and its affiliates retained sales charges of $8,268 and $1,296 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended April 30, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class A2	Class C
CDSCs	$76,002	$2,499	$2,691

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$459,918,212
Sales	458,568,419

At April 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,746,789
Gross unrealized depreciation	(2,578,962)
Net unrealized appreciation	$19,167,827

4. Derivative instruments and hedging activities

During the six months ended April 30, 2015, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2 and Class C shares calculated at the annual rate of 0.15%, 0.15% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

38	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

For the six months ended April 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$324,678	$59,931
Class A2[1]	150	2
Class C	3,284,483	200,736
Class I	—	179,499
Total	$3,609,311	$440,168

[1]	For the period February 27, 2015 (inception date) to April 30, 2015.

6. Distributions to shareholders by class

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Net Investment Income:
Class A	$2,391,930	$6,552,100
Class A2[1]	1,124	—
Class C	4,942,782	12,705,409
Class I	2,539,249	4,622,557
Total	$9,875,085	$23,880,066

[1]	For the period February 27, 2015 (inception date) to April 30, 2015.

7. Shares of beneficial interest

At April 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2015		Year Ended October 31, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	14,473,533	$74,593,679	40,896,460	$211,012,916
Shares issued on reinvestment	418,862	2,158,613	1,161,860	5,997,954
Shares repurchased	(15,840,724)	(81,667,575)	(61,173,419)	(315,723,549)
Net decrease	(948,329)	$(4,915,283)	(19,115,099)	$(98,712,679)

Class A2[1]
Shares sold	276,166	$1,421,614	—	—
Shares issued on reinvestment	217	1,117	—	—
Shares repurchased	(165,132)	(849,361)	—	—
Net increase	111,251	$573,370	—	—

Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2015		Year Ended October 31, 2014
	Shares	Amount	Shares	Amount
Class C
Shares sold	50,892,716	$262,408,584	107,845,977	$556,658,393
Shares issued on reinvestment	920,727	4,745,028	2,361,183	12,186,096
Shares repurchased	(62,835,108)	(323,834,233)	(126,343,442)	(651,797,931)
Net decrease	(11,021,665)	$(56,680,621)	(16,136,282)	$(82,953,442)

Class I
Shares sold	36,844,529	$190,215,057	66,666,969	$344,287,128
Shares issued on reinvestment	436,991	2,252,769	765,881	3,954,511
Shares repurchased	(43,118,400)	(222,245,476)	(45,799,046)	(236,459,998)
Net increase (decrease)	(5,836,880)	$(29,777,650)	21,633,804	$111,781,641

[1]	For the period February 27, 2015 (inception date) to April 30, 2015.

8. Capital loss carryforward

As of October 31, 2014, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
10/31/2015	$(943,924)
10/31/2016	(110,168)
10/31/2018	(3,990,875)
$(5,044,967)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $3,471,636, which have no expiration date, must be used first to offset any such gains.

40	Western Asset Short Duration Municipal Income Fund 2015 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 10-11, 2014, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Short Duration Municipal Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the

Western Asset Short Duration Municipal Income Fund	41

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

42	Western Asset Short Duration Municipal Income Fund

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as short municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2014 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information provided by Lipper comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, Subadviser’s fee and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail level-load funds (including the Fund) classified as short municipal debt funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2016.

Western Asset Short Duration Municipal Income Fund	43

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Contractual Management Fee was below the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at lower asset levels and approximately equivalent to the asset-weighted average at higher asset levels.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

44	Western Asset Short Duration Municipal Income Fund

Western Asset

Short Duration Municipal Income Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

President

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Short Duration Municipal Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration Municipal Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02771 6/15 SR15-2492

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Janet Trust
Janet Trust
Chief Executive Officer

Date:	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Janet Trust
Janet Trust
Chief Executive Officer
Date:	June 19, 2015
By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Date:	June 19, 2015